Subsequent Events (Details Narrative) - USD ($)																																												1 Months Ended						3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 30, 2025	Feb. 25, 2025	Feb. 07, 2025	Jan. 28, 2025	Jan. 17, 2025	Jan. 15, 2025	Jan. 14, 2025	Jan. 13, 2025	Jan. 01, 2025	Dec. 27, 2024	Dec. 16, 2024	Dec. 01, 2024	Nov. 12, 2024	Nov. 01, 2024	Oct. 18, 2024	Oct. 01, 2024	Aug. 02, 2024	Jul. 25, 2024	May 20, 2024	May 17, 2024	May 09, 2024	May 07, 2024	Mar. 11, 2024	Mar. 07, 2024	Mar. 01, 2024	Feb. 12, 2024	Feb. 01, 2024	Jan. 25, 2024	Jan. 23, 2024	Jan. 18, 2024	Jan. 05, 2024	Jan. 02, 2024	Sep. 11, 2023	Aug. 22, 2023	Jun. 21, 2023	Nov. 01, 2022	Nov. 01, 2022	Oct. 01, 2022	Sep. 01, 2022	Aug. 01, 2022	Jul. 01, 2022	Jun. 01, 2022	May 01, 2022	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 15, 2025
Subsequent Event [Line Items]
New issues of shares																																																	474
Stockholders' Equity, Reverse Stock Split																			one-for-fifty reverse stock split																one-for-twenty reverse stock split
Fair value of shares issued for services																																																		$ 43,999	$ 22,000	$ 33,000	$ 68,000	$ 18,000	$ 23,000			$ 477,063	$ 667,998
Proceeds from isssuance of common stock																																																	$ 182,982							$ 3,922,638	$ 1,854,086	$ 1,799,506
Mark Crone [Member]
Subsequent Event [Line Items]
Shares issued for services																																		4,000
Fair value of shares issued for services																																		$ 157,980
Clear Think Capital [Member]
Subsequent Event [Line Items]
New issues of shares																																																								1,339,656		27,612
Shares issued for services																																				7	9	10	5	5	5	4	4														685
Fair value of shares issued for services																																				$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000															$ 4,785
Proceeds from isssuance of common stock																																																										$ 343,849
Lind Global Fund II LP [Member]
Subsequent Event [Line Items]
New issues of shares																																																									27,584
Shares of common stock																																																								571,531
Convertible promissory note																																																								$ 1,144,900	$ 2,075,900
H.C. Wainwright & Co., LLC [Member]
Subsequent Event [Line Items]
New issues of shares																																																								979,823
Proceeds from isssuance of common stock																																																								$ 1,036,911
Quick Capital LLC [Member] | Nubar Herian And Jhon Keeler [Member]
Subsequent Event [Line Items]
New issues of shares							480,000
Quick Capital LLC [Member] | Timothy Mclellan And Trond Ringstad [Member]
Subsequent Event [Line Items]
New issues of shares							960,000
Quick Capital LLC [Member] | Jeffrey Guzy [Member]
Subsequent Event [Line Items]
New issues of shares							1,440,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders' Equity Note, Stock Split																						ratio of not less than 1-for-2 and not more than 1-for-50
Stockholders' Equity, Reverse Stock Split																						1:50 reverse stock split
Percentage of margin net sales													5.00%
Percentage of fee													1.00%
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Principal amount																$ 121,900
Interest payment																14,628
Original issue discount																$ 15,900
Maturity date																Jun. 30, 2025
Interest rate																22.00%
Monthly payments																$ 15,170
Subsequent Event [Member] | Jefferson [Member]
Subsequent Event [Line Items]
New issues of shares		156,484			500,000					500,000
Convertible promissory note					$ 42,269					$ 42,269
Accrued interest		$ 10,000
Subsequent Event [Member] | Mark Crone [Member]
Subsequent Event [Line Items]
Shares issued for services															172,000
Fair value of shares issued for services															$ 86,000
Subsequent Event [Member] | Walter FLubkin Jr [Member]
Subsequent Event [Line Items]
Shares issued for services															168,000
Fair value of shares issued for services															$ 84,000
Subsequent Event [Member] | Clear Think Capital [Member]
Subsequent Event [Line Items]
Shares issued for services									178,498			178,498		178,498		178,498
Subsequent Event [Member] | Lind Global Fund II LP [Member]
Subsequent Event [Line Items]
Shares of common stock																																												1,319,779	1,319,779	1,319,779
Convertible promissory note																																												$ 355,100	$ 355,100	$ 355,100
Subsequent Event [Member] | H.C. Wainwright & Co., LLC [Member]
Subsequent Event [Line Items]
New issues of shares																																													4,390,353
Proceeds from isssuance of common stock																																													$ 2,206,258
Subsequent Event [Member] | Quick Capital LLC [Member]
Subsequent Event [Line Items]
New issues of shares		750,000						750,000
Convertible promissory note		$ 57,672						$ 57,672
Security Agreement [Member]
Subsequent Event [Line Items]
Principal amount																		$ 210,000			$ 210,000				$ 210,000							$ 122,491
Security Agreement [Member] | Agile Lending LLC And Agile Capital Funding LLC [Member]
Subsequent Event [Line Items]
Principal amount																					210,000				210,000							122,491
Interest payment																		84,000			84,000				79,800							48,996
Payment for fee																	$ 10,889			$ 10,500				$ 11,146							$ 7,795
Commitment fee																		$ 10,000			$ 10,000				$ 10,000							$ 5,833
Default interest rate																																5.00%
Maturity date																		Jan. 31, 2025			Nov. 22, 2024				Aug. 29, 2024							May 31, 2024
Security Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount																																$ 122,491
Security Agreement [Member] | Subsequent Event [Member] | Agile Lending LLC And Agile Capital Funding LLC [Member]
Subsequent Event [Line Items]
Principal amount																																122,491
Interest payment																																$ 48,996
Payment for fee																															7,795
Commitment fee																															$ 5,833
Accrued interest rate																																5.00%
MCA Plus Agreement [Member] | Clear Think Capital [Member]
Subsequent Event [Line Items]
Principal amount																														$ 200,000
Payment for fee																														14,706
Commitment fee																														$ 50,000
Accrued interest rate																														5.00%
Default interest rate																														25.00%
Principal amount																														$ 50,000
MCA Plus Agreement [Member] | Subsequent Event [Member] | Clear Think Capital [Member]
Subsequent Event [Line Items]
Principal amount																														200,000
Payment for fee																														14,706
Commitment fee																														$ 50,000
Accrued interest rate																														25.00%
Default interest rate																														5.00%
Principal amount																														$ 50,000
New issues of shares																											1,654	7,092	1,528
Aggregate cash																												$ 50,000
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
New issues of shares																																	13,800
Shares of common stock																																																											13,333
Monthly payments																																																											$ 1,175,973
Securities Purchase Agreement [Member] | Forecast [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount				$ 149,650
Original issue discount				$ 19,650
Securities Purchase Agreement [Member] | Forecast [Member] | December Diagonal Note [Member]
Subsequent Event [Line Items]
Maturity date				Oct. 30, 2025		Sep. 15, 2025
Monthly payments						$ 11,306
Securities Purchase Agreement [Member] | Forecast [Member] | January Diagonal Note [Member]
Subsequent Event [Line Items]
Default interest rate				22.00%
Maturity date	Oct. 30, 2025
Monthly payments				$ 19,728
Interest payment				19,454
Initial payment	$ 109,918
Securities Purchase Agreement [Member] | Clear Think Capital [Member]
Subsequent Event [Line Items]
New issues of shares																																																									1,832
Aggregate cash																																																								$ 2,982,415	$ 200,000
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount											$ 90,850
Original issue discount											$ 11,850
Securities Purchase Agreement [Member] | Subsequent Event [Member] | December Diagonal Note [Member]
Subsequent Event [Line Items]
Default interest rate											22.00%
Maturity date											Sep. 15, 2025
Interest payment											$ 10,902
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Clear Think Capital [Member]
Subsequent Event [Line Items]
New issues of shares																																															226,656	226,656
Aggregate cash																																															$ 836,360	$ 836,360
Master Service Agreement [Member] | Afritex Ventures Inc [Member]
Subsequent Event [Line Items]
Agreement term description																											The term of the Services Agreement will automatically extend for three thirty-day periods, if Afritex’s outstanding debt is no greater than $325,000.
Share discount rate																										10.00%
Master Service Agreement [Member] | Subsequent Event [Member] | Afritex Ventures Inc [Member]
Subsequent Event [Line Items]
New issues of shares																										1,000,000
Agreement term description																											The term of the Services Agreement will automatically extend for three thirty-day periods, if Afritex’s outstanding debt is not greater than $325,000.
Share discount rate																										10.00%
Option Agreement [Member] | Afritex Ventures Inc [Member]
Subsequent Event [Line Items]
Agreement term description																										The Option Agreement may be terminated if, among others, the closing has not occurred within 90 days, unless extended for two additional 30-day periods at the Company’s sole discretion. The Company has extended the Option Agreement for the first additional 30-day period and has not exercised its option to purchase such intangibles assets, machinery and equipment. The Option Agreement expired with the Company not exercising its option.
Purchase price of machinery and equipment																										$ 554,714
Debt description																										The closing of the Option Agreement is subject to, among other things, the successful restructuring of Afritex’s accounts payable debts so that no individual debt of $85,000 or aggregate debt of more than $325,000 is outstanding.
Option Agreement [Member] | Subsequent Event [Member] | Afritex Ventures Inc [Member]
Subsequent Event [Line Items]
Agreement term description																										The Option Agreement may be terminated if, among others, the closing has not occurred within 90 days, unless extended for two additional 30-day periods at the Company’s sole discretion. To date, the Company has not exercised its option to purchase such intangibles assets, machinery and equipment.
Purchase price of machinery and equipment																										$ 554,714
Debt description																										The closing of the Option Agreement is subject to, among other things, the successful restructuring of Afritex’s accounts payable debts so that no individual debt of $85,000 or aggregate debt of more than $325,000 is outstanding.
Option Agreement [Member] | Subsequent Event [Member] | Afritex Ventures Inc [Member] | Shares Held In Escrow [Member]
Subsequent Event [Line Items]
New issues of shares																										100,000
Option Agreement [Member] | Subsequent Event [Member] | Lind Global Fund II LP [Member]
Subsequent Event [Line Items]
New issues of shares																							15,000
Aggregate cash																							$ 60,000
Loan And Securities Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Monthly payments			$ 21,300
Term loan				$ 420,000
Interest payable																																																												$ 176,400